Revenue - Schedule of Revenue Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [table]
Revenue from contracts with customers	$ 2,461,896	$ 1,337,181	$ 610,245
Sales of vehicles
Disclosure of disaggregation of revenue from contracts with customers [table]
Revenue from contracts with customers	2,404,246	1,290,031	542,783
Sales of software and performance engineered kits
Disclosure of disaggregation of revenue from contracts with customers [table]
Revenue from contracts with customers	21,308	25,881	35,434
Sales of carbon credits
Disclosure of disaggregation of revenue from contracts with customers [table]
Revenue from contracts with customers	10,984	6,299	27,141
Vehicle leasing revenue
Disclosure of disaggregation of revenue from contracts with customers [table]
Revenue from contracts with customers	16,719	6,217	0
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [table]
Revenue from contracts with customers	$ 8,639	$ 8,753	$ 4,887